UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NEW YORK, NEW YORK 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9680

Signature,                               Place,             and Date of Signing:

/s/ Carolyn A. Miller                     NEW YORK, NY            8/11/06
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $926,298

List of Other Included Managers: N/A

                             TITLE OF                                    SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER            CLASS             CUSIP        VALUE       PRN AMT    PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------      --------         ---------   ----------    ---------   ---  ----  -------  --------  ----  ------  ----
American Tower Corp.         NOTE 5.000%
                             - 02/2010        029912AF9     4,471,875        4,500  Sh         Sole     No        Sole
American Tower Corp.         NOTE 3.000%
                             - 08/2012        029912AR3    56,278,125       34,500  Sh         Sole     No        Sole
American Tower Corp.         Put              029912951        30,000      (25,000)      PUT   Sole     No        Sole
Antigenics Inc               NOTE 5.250%
                             - 02/2025        037032AC3       573,750        1,000  Sh         Sole     No        Sole
Arvinmeritor Inc.            NOTE 4.625%
                             - 03/2026        043353AF8    10,562,500       10,000  Sh         Sole     No        Sole
Atlas Air                    COM              049164205    44,136,000      900,000  Sh         Sole     No        Sole
BJ's Wholesale Club Inc      COM              05548J106     9,213,750      325,000  Sh         Sole     No        Sole
Bally Technologies Inc       COM              05874B107     5,684,835      345,163  Sh         Sole     No        Sole
CMS Energy Corp.             COM              125896100     5,499,500      425,000  Sh         Sole     No        Sole
Cell Genesys, Inc.           NOTE 3.125%
                             - 11/2011        150921AB0     3,075,000        4,000  Sh         Sole     No        Sole
Cendant Corp                 COM              151313103     5,294,250      325,000  Sh         Sole     No        Sole
Cheesecake Factory
  Incorporated               COM              163072101     8,758,750      325,000  Sh         Sole     No        Sole
Chemtura Corporation         COM              163893100     3,171,864      339,600  Sh         Sole     No        Sole
Cogent Communications
  Group, Inc.                COM              19239V302       378,614       40,407  Sh         Sole     No        Sole
Constellation Energy
  Group Inc                  COM              210371100     7,420,172      136,100  Sh         Sole     No        Sole
Continental Airlines         Put              210795958       102,440      (78,800)      PUT   Sole     No        Sole
Continental Airlines         NOTE 5.000%
                             - 06/2023        210795PJ3    76,331,250       45,000  Sh         Sole     No        Sole
Crown Castle Operating Co.   COM              228227104     8,635,000      250,000  Sh         Sole     No        Sole
Crown Holdings, Inc.         COM              228368106     5,060,250      325,000  Sh         Sole     No        Sole
Enzon Pharmaceuticals Inc    COM              293904108     1,580,045      209,555  Sh         Sole     No        Sole
Exide Corporation            Convert -
                             09/2013 (L-150)  302051AL1    16,575,000       25,500  Sh         Sole     No        Sole
First Avenue Networks, Inc   COM              31865X106    34,816,000    3,200,000  Sh         Sole     No        Sole
Globix Corporation           COM              37957F200     5,964,000    1,200,000  Sh         Sole     No        Sole
Grey Wolf Inc.               COM              397888108    15,400,000    2,000,000  Sh         Sole     No        Sole
Huntsman LLC                 COM              447011107     5,554,524      320,700  Sh         Sole     No        Sole
Intel Corporation            Convert 2.950%
                             - 12/2035        458140AD2     2,103,125        2,500  Sh         Sole     No        Sole
Loral Space &
  Communications Ltd.        COM              543881106    12,520,600      441,488  Sh         Sole     No        Sole
Medtronic Inc.               COM              585055106    14,076,000      300,000  Sh         Sole     No        Sole
Millipore Corporation        COM              601073109     1,102,325       17,500  Sh         Sole     No        Sole
Mirant Corporation           COM              60467R100   290,528,991   10,840,634  Sh         Sole     No        Sole
Mirant Corporation           *W EXP
                             01/03/201        60467R118     2,790,630      276,300  Sh         Sole     No        Sole
NPS Pharmaceuticals Inc      NOTE 3.000%
                             - 06/2008        62936PAB9     5,085,000        6,000  Sh         Sole     No        Sole
NRG Energy Inc.              COM              629377508    76,365,300    1,585,000  Sh         Sole     No        Sole
NRG Energy Inc.              PFD CONV 5.75%   629377870    10,439,830       41,000  Sh         Sole     No        Sole
Nektar Therapeutics          NOTE 3.250%
                             - 09/2012        640268AH1    12,506,250       11,500  Sh         Sole     No        Sole
Oracle Corporation           COM              68389X105     3,622,500      250,000  Sh         Sole     No        Sole
Portland General Electric
  Company                    COM              736508847    15,606,250      625,000  Sh         Sole     No        Sole
RCN Corporation              COM              749361200    23,683,500      950,000  Sh         Sole     No        Sole
Sepracor Inc.                NOTE Zero
                             Coupon
                             - 10/2024        817315AW4    23,175,000       22,500  Sh         Sole     No        Sole
Suncor Energy Inc            COM              867229106    38,394,500      425,000  Sh         Sole     No        Sole
Suncor Energy Inc            Put              867229956     1,025,910     (300,600)      PUT   Sole     No        Sole
Time Warner Inc              COM              887317105     3,027,500      175,000  Sh         Sole     No        Sole
Time Warner Inc              Put              887317955       300,000     (200,000)      PUT   Sole     No        Sole
Todco                        Common           88889T107    19,400,482      474,920  Sh         Sole     No        Sole
United Air Lines, Inc.       Common           902549807    35,976,996    1,159,800  Sh         Sole     No        Sole
Total                                                     926,298,182